INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized income statement information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Net sales	$ 8,735,435	$ 10,192,818	$ 11,454,807
Cost of sales	(7,099,923)	(8,452,440)	(8,483,328)
Gross profit	1,635,512	1,740,378	2,971,479
Selling, general and administrative expenses	(762,882)	(897,475)	(876,764)
Other operating income (expenses), net	206,843	21,663	13,656
Profit (loss) from operating activities	1,079,473	864,566	2,108,371
Profit before income tax expense	1,159,359	826,564	2,031,567
Income tax expense	(291,488)	(196,519)	(369,435)
Net profit (loss) before non-controlling interest	867,871	630,045	1,662,132
Non-controlling interest in other subsidiaries	(89,403)	(65,776)	(155,485)
Net profit (loss) for the year	778,468	564,269	$ 1,506,647
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Net sales	3,133,000	3,790,000
Cost of sales	(2,509,000)	(3,312,000)
Gross profit	624,000	478,000
Selling, general and administrative expenses	(161,000)	(181,000)
Other operating income (expenses), net	61,000	(100,000)
Profit (loss) from operating activities	524,000	197,000
Financial expenses, net	(234,000)	(132,000)
Equity in earnings of associated companies	30,000	46,000
Profit before income tax expense	320,000	111,000
Income tax expense	(97,000)	(16,000)
Net profit (loss) before non-controlling interest	223,000	95,000
Non-controlling interest in other subsidiaries	(117,000)	(41,000)
Net profit (loss) for the year	$ 106,000	$ 54,000